Income Taxes	12 Months Ended
Jun. 30, 2020
Income taxes [Abstract]
Income Taxes
Income Taxes

Accounting Policy

Tax expense recognized in profit or loss comprises the sum of current and deferred taxes not recognized in other comprehensive (loss) income or equity.

Current tax assets and liabilities

Current tax assets and/or liabilities comprise those claims from, or obligations to, fiscal authorities relating to the current or prior reporting periods that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted at the end of the reporting period. Current tax assets arise when the amount paid for taxes exceeds the amount due for the current and prior periods.

Deferred tax assets and liabilities

Deferred taxes are calculated using the liability method on temporary differences between the carrying amounts of assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective periods of realization, provided they are enacted or substantively enacted at the end of the reporting period. Deferred tax liabilities are always provided for in full.

Deferred tax assets are recognized to the extent that it is probable that they will be able to be utilized against future taxable income. Deferred tax assets and liabilities are offset only when the Company has a right and intention to offset current tax assets and liabilities from the same taxation authority.

Changes in deferred tax assets or liabilities are recognized as a component of tax income or expense in profit or loss, except where they relate to items that are recognized in other comprehensive income or equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively.

Significant estimates are required in determining the Company’s provision for income taxes and uncertain tax positions. Some of these estimates are based on interpretations of existing tax laws or regulations. Various internal and external factors may have favorable or unfavorable effects on the Company’s future effective tax rate. These factors include, but are not limited to, changes in tax laws, regulations and/or rates, changing interpretations of existing tax laws or regulations, changes in estimates of prior years’ items, results of tax audits by tax authorities, future levels of research and development spending, changes in estimates related to repatriation of undistributed earnings of foreign subsidiaries, and changes in overall levels of pre-tax earnings. The realization of the Company’s deferred tax assets is primarily dependent on whether the Company is able to generate sufficient capital gains and taxable income prior to expiration of any loss carry forward balance. A valuation allowance is provided when it is more likely than not that a deferred tax asset will not be realized. The assessment of whether or not a valuation allowance is required often requires significant judgment with regard to management’s assessment of the long-range forecast of future taxable income and the evaluation of tax planning initiatives. Adjustments to the deferred tax valuation allowances are made to earnings in the period when such assessments are made.

The Company records tax benefits for all years subject to examination based upon management’s evaluation of the facts, circumstances and information available at the reporting date. There is inherent uncertainty in quantifying income tax positions. The Company has recorded tax benefits for those tax positions where it is more likely than not that a tax benefit will result upon ultimate settlement with a tax authority that has all relevant information. For those income tax positions where it is not more likely than not that a tax benefit will result, no tax benefit has been recognized in the consolidated financial statements.

The net tax provision differs from that expected by applying the combined federal and provincial tax rates of 27.0% (June 30, 2019 – 27.0%) to loss before income tax for the following reasons:

	2020	Restated Note 2(h) 2019
	$	$
Loss from continuing operations before tax	(3,383,896)	(330,649)
Combined federal and provincial rate	27.0%	27.0%
Expected tax recovery from continuing operations	(913,652)	(89,275)
Change in estimates from prior year	(115)	2,984
Foreign exchange	(373)	—
Non-deductible expenses	20,081	34,552
Non-deducible (non-taxable) portion of capital items	20,839	(11,344)
Non-deducible loss on conversion of debt	46,598	—
Goodwill and other impairment items	659,980	—
Tax impact on divestitures	(5,170)	—
Difference in statutory tax rate	17,414	(665)
Effect of change in tax rates	711	3,793
Changes in deferred tax benefits not recognized	70,284	30,046
Income tax recovery from continuing operations	(83,403)	(29,909)

(1)
Excludes tax expense from discontinued operations of $0.5 million (2019 - $1.3 million recovery) and the tax expense from the loss on the sale of the discontinued operation of nil (2019 - nil). These amounts are included in net loss (income) from discontinued operations, net of tax on the statement of comprehensive loss.

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of asset and liabilities for financial reporting purposes and their tax values. Movements in deferred tax assets (liabilities) at June 30, 2020 and 2019 are comprised of the following:

	As of June 30, 2019	Discontinued operations	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	As of June 30, 2020
	$	$	$	$	$	$
Deferred tax assets
Non-capital losses	44,303	(1,358)	82,761	81	—	125,787
Capital losses	—	—	501	—	—	501
Finance costs	11,545	—	(4,087)	—	2,231	9,689
Investment tax credit	728	—	(159)	—	—	569
Property, plant and equipment	13,701	401	(14,102)	—	—	—
Derivatives	37,462	—	(37,042)	—	—	420
Leases	—	—	13,050	25	—	13,075
Others	9,470	—	(9,470)		—	—
Total deferred tax assets	117,209	(957)	31,452	106	2,231	150,041

Deferred tax liabilities
Convertible debenture	(47,089)	—	11,599	—	1,703	(33,787)
Marketable securities	(6,141)	—	4,916	624	601	—
Investment in associates	(4,409)	—	4,409	—	—	—
Derivatives	—	—	—	—	—	—
Intangible assets	(129,562)	—	38,807	(197)	—	(90,952)
Property, plant and equipment	—	—	(7,100)	(18)	—	(7,118)
Inventory	(11,665)	—	(3,007)	—	—	(14,672)
Biological assets	(9,313)	—	2,404	—	—	(6,909)
Others	—	—	(549)	—	—	(549)
Total deferred tax liabilities	(208,179)	—	51,479	409	2,304	(153,987)

Net deferred tax assets (liabilities)	(90,970)	(957)	82,931	515	4,535	(3,946)

Restated (Note 2(h))	As of June 30, 2018	Discontinued operations	Deferred tax assets (liabilities) assumed from acquisition	Recovered through (charged to) earnings	Recovered through (charged to) other comprehensive income	Recovered through (charged to) equity	As of June 30, 2019
	$	$	$	$	$	$	$
Deferred tax assets
Non-capital losses	30,186	739	10,552	2,826	—	—	44,303
Finance costs	7,888	—	4,710	(1,053)	—	—	11,545
Investment tax credit	593	—	—	135	—	—	728
Property, plant and equipment	—	—	7,835	5,866	—	—	13,701
Derivatives	—	—	—	37,462	—	—	37,462
Others	658	(55)	90	8,777	—	—	9,470
Total deferred tax assets	39,325	684	23,187	54,013	—	—	117,209

Deferred tax liabilities
Convertible debenture	(10,905)	—	—	(36,597)	—	413	(47,089)
Marketable securities	(3,799)	—	—	(20,145)	17,803	—	(6,141)
Investment in associates	(10,313)	—	—	5,384	520	—	(4,409)
Derivatives	(15,530)	—	—	15,530	—	—	—
Intangible assets	(44,433)	—	(93,201)	8,072	—	—	(129,562)
Property, plant and equipment	(1,738)	(420)	—	2,158	—	—	—
Inventory	(4,975)	—	(8,456)	1,766	—	—	(11,665)
Biological assets	(3,041)	—	—	(6,272)	—	—	(9,313)
Total deferred tax liabilities	(94,734)	(420)	(101,657)	(30,104)	18,323	413	(208,179)

Net deferred tax assets (liabilities)	(55,409)	264	(78,470)	23,909	18,323	413	(90,970)

Deferred tax assets not recognized in respect of deductible temporary differences, unused tax losses, and tax credits are as follows:

	2020	2019
	$	$
Non-capital losses carried forward	220,292	85,484
Investment in associates	33,629	87,704
Capital losses	131,295	—
Fixed assets	154,523	—
Intangible assets	3,668	—
Marketable Securities	23,792	—
Investment tax credits	5,034	—
Derivatives	2,860	—
Capital lease obligations	5,408	—
Other	6,198	—
	586,699	173,188

The Company has income tax loss carryforwards of approximately $595.7 million (June 30, 2019 – $173.2 million) which are predominately from Canada and if unused, will expire between 2022 to 2040.